ACQUISITION OF BUSINESSES - Additional Information (Details) $ in Millions							1 Months Ended	12 Months Ended
	Dec. 24, 2021 USD ($)	Oct. 28, 2021 USD ($)	Sep. 03, 2021 USD ($)	Aug. 20, 2021 USD ($)	Apr. 30, 2021 USD ($)	Feb. 26, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) business	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 25, 2021 USD ($)	Aug. 19, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Percentage of voting interest in company													75.00%
Revenues								$ 14,427	$ 11,537	$ 8,885
Net income (loss)								1,375	2,719	$ 904
Brazilian electricity transmission operation
Disclosure of detailed information about business combination [line items]
Effective interest	31.00%					31.00%
Consideration transferred	$ 148
Proportion of ownership interest in subsidiary, additional	15.00%					15.00%
Cash	$ 56
Canadian diversified midstream operation
Disclosure of detailed information about business combination [line items]
Effective interest				41.00%								3.00%
Consideration transferred		$ 900		$ 2,766				315
Proportion of ownership interest in subsidiary, additional		14.00%	4.00%
Proportion of ownership interest in subsidiary		59.00%	45.00%
Cash funded consideration				800
Cash		$ 400		1,268
BIPC exchangeable LP units		500	$ 11	245
BIPC exchangeable shares		500		1,061							$ 79
Asset level debt raised				500
Pre-existing interest in business				200
Acquisition costs recorded				$ 65
Gain (Loss) on acquisition of business		30
Revenues									906
Net income (loss)									59
Canadian diversified midstream operation | Consortium
Disclosure of detailed information about business combination [line items]
Effective interest				69.00%								10.00%
Consideration transferred		$ 1,600		$ 4,700				$ 530
Percentage of voting interest in company		100.00%		76.00%
Proportion of ownership interest in subsidiary		24.00%	7.00%
Cash funded consideration				$ 1,900
Cash		$ 1,100	$ 440
Asset level debt raised				900
Pre-existing interest in business				$ 600
Australian port operation
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 15		15
Proportion of ownership interest in subsidiary							26.00%
Australian port operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 50		$ 50
Percentage of voting interest in company							100.00%		100.00%
European residential infrastructure business
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 20		$ 20
Proportion of ownership interest in subsidiary							11.00%
European residential infrastructure business | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 165		$ 165
Percentage of voting interest in company							100.00%		100.00%
UK residential infrastructure business
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 20		$ 20
Proportion of ownership interest in subsidiary							15.00%
UK residential infrastructure business | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 125		$ 125
Percentage of voting interest in company							100.00%		100.00%
North American residential energy infrastructure operation
Disclosure of detailed information about business combination [line items]
Effective interest								30.00%
Consideration transferred							$ 25	$ 90	$ 25
Number of business acquired | business								5
Proportion of ownership interest in subsidiary							30.00%
North American residential energy infrastructure operation | Consortium
Disclosure of detailed information about business combination [line items]
Effective interest								100.00%
Consideration transferred							$ 90	$ 315	$ 90
Percentage of voting interest in company							100.00%		100.00%
North American data center operation
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 5		$ 5
Proportion of ownership interest in subsidiary							29.00%
North American data center operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 25		$ 25
Percentage of voting interest in company							100.00%		100.00%
Indian Telecom Towers Operation
Disclosure of detailed information about business combination [line items]
Effective interest								17.00%
Consideration transferred								$ 30
Indian Telecom Towers Operation | Consortium
Disclosure of detailed information about business combination [line items]
Effective interest								100.00%
Consideration transferred								$ 165
North American Rail Business
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 1		$ 1
Proportion of ownership interest in subsidiary							9.00%
North American Rail Business | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 10		$ 10
Percentage of voting interest in company							100.00%		100.00%
U.K. Telecommunications
Disclosure of detailed information about business combination [line items]
Effective interest								24.00%
Consideration transferred								$ 40
U.K. Telecommunications | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred								$ 160
Percentage of voting interest in company								100.00%
Individually Insignificant Business Combinations
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 84	$ 161	$ 84
Cash							$ 79	123	79
Pro forma revenue									$ 81
Profit (loss) of acquiree since acquisition date								$ 27
Brazilian regulated gas transmission operation
Disclosure of detailed information about business combination [line items]
Consideration transferred					$ 87
Percentage of voting interest in company					31.00%
Proportion of ownership interest in subsidiary, additional					3.00%
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination					$ (32)
Brazilian regulated gas transmission operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred					$ 283
Proportion of ownership interest in subsidiary					10.00%